Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summery of Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Cash and cash equivalent breakdown	As of December 31, 2023	As of December 31, 2022
Cash	4,402	6,566
Current account	472,313	190,061
Total	476,715	196,627